ORGANIZATION AND BUSINESS BACKGROUND (Details Textual) ¥ in Thousands, SGD in Thousands, HKD in Thousands, $ in Thousands					1 Months Ended
	Dec. 23, 2009 USD ($) shares	Dec. 23, 2009 CNY (¥) shares	Jul. 01, 2009 USD ($)	Jul. 01, 2009 CNY (¥)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	May 30, 2013 USD ($)	Nov. 24, 2015	Apr. 01, 2013	Feb. 21, 2013 USD ($)	Jan. 10, 2013 SGD	Dec. 31, 2012 USD ($)	Jul. 24, 2012 CNY (¥)	May 09, 2012 HKD	Jun. 30, 2011	Mar. 16, 2010 USD ($)	Sep. 07, 2007	Feb. 06, 2006	Sep. 21, 2005
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Business Acquisition, Cost of Acquired Entity, Cash Paid					$ 14,600	$ 5,510	$ 16,390
Gifted Time Holdings Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interest held																	74.11%
Equity Method Investment, Ownership Percentage																	74.11%
Noncontrolling Interest, Ownership Percentage by Parent																	100.00%	100.00%
Beijing Hollysys [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interest held	24.11%	24.11%	75.89%	75.89%													60.00%		74.11%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			1.78%	1.78%
Acquisition of equity interest from non-controlling interest			$ 2,639	¥ 18,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in shares) | shares	4,413,948	4,413,948
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 9,917	¥ 67,634
Equity Method Investments, Fair Value Disclosure																$ 53,012
Equity Method Investment, Ownership Percentage	24.11%	24.11%	75.89%	75.89%													60.00%		74.11%
Noncontrolling Interest, Ownership Percentage by Parent																100.00%
Hangzhou Hollysys Automation Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interest held																			60.00%
Equity Method Investment, Ownership Percentage																			60.00%
Hangzhou Hollysys [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interest held																	40.00%
Equity Method Investment, Ownership Percentage																	40.00%
Concord Corporation Pte Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interest held								49.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								95.00%
Equity Method Investment, Ownership Percentage								49.00%
Noncontrolling Interest, Ownership Percentage by Parent															100.00%
Concord Corporation Pte Ltd [Member] | Nominee Shareholder [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of ownership interest held								51.00%
Equity Method Investment, Ownership Percentage								51.00%
Beijing Wodeweiye Technology Exploration Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of sold equity interest												51.00%
Sold of equity interest of consideration												$ 113
Bond Corporation Pte Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners									100.00%
Percentage of owned by parent with registered capital											100.00%
Registered Capital | SGD											SGD 20,000
Concord M Design and Engineering Company Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of owned by parent with registered capital										100.00%
Registered Capital										$ 25
Concord Solution (Hk) Limited [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of owned by parent with registered capital														100.00%
Registered Capital | HKD														HKD 10
Hangzhou Hollysys System Engineering Co Ltd [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Percentage of owned by parent with registered capital													100.00%
Registered Capital | ¥													¥ 50,000